Consolidated Statements of Shareholder's Equity (USD $) In Millions, except Share data, unless otherwise specified	Total USD ($)		Common Stock [Member] USD ($)	Contributed and Additional Paid-in Capital [Member] USD ($)	Accumulated Deficit [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Biomet, Inc. [Member] USD ($)		Biomet, Inc. [Member] Common Stock [Member]	Biomet, Inc. [Member] Contributed and Additional Paid-in Capital [Member] USD ($)	Biomet, Inc. [Member] Accumulated Deficit [Member] USD ($)	Biomet, Inc. [Member] Accumulated Other Comprehensive Income (Loss) [Member] USD ($)
Beginning Balance at May. 31, 2010	$ 3,733.5		$ 5.5	$ 5,599.6	$ (1,761.0)	$ (110.6)	$ 3,733.5			$ 5,605.1	$ (1,761.0)	$ (110.6)
Beginning Shares at May. 31, 2010			553,071,050						1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(849.8)	[1]	0	0	(849.8)	0	(849.8)	[1]		0	(849.8)	0
Other comprehensive income (loss)	282.4		0	0	0	282.4	282.4			0	0	282.4
Stock-based compensation expense	12.7		0	12.7	0	0	12.7			12.7	0	0
Repurchase of LVB Acquisition, Inc. shares, in shares			(539,734)
Repurchase of LVB Acquisition, Inc. shares, value	(3.7)		0	(3.7)	0	0	(3.7)			(3.7)	0	0
Ending Balance at May. 31, 2011	3,175.1		5.5	5,608.6	(2,610.8)	171.8	3,175.1			5,614.1	(2,610.8)	171.8
Ending Shares at May. 31, 2011			552,531,316						1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(458.8)	[1]	0	0	(458.8)	0	(458.8)	[1]		0	(458.8)	0
Other comprehensive income (loss)	(48.9)		0	0	0	(48.9)	(48.9)			0	0	(48.9)
Stock-based compensation expense	16.0		0	16.0	0	0	16.0			16.0	0	0
Repurchase of LVB Acquisition, Inc. shares, in shares			(222,940)
Repurchase of LVB Acquisition, Inc. shares, value	(1.3)		0	(1.3)	0	0	(1.3)			(1.3)	0	0
Ending Balance at May. 31, 2012	2,682.1		5.5	5,623.3	(3,069.6)	122.9	2,682.1			5,628.8	(3,069.6)	122.9
Ending Shares at May. 31, 2012	552,308,376		552,308,376				1,000		1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(623.4)	[1]	0	0	(623.4)	0	(623.4)	[1]		0	(623.4)	0
Other comprehensive income (loss)	(128.8)		0	0	0	(128.8)	(128.8)			0	0	(128.8)
Stock-based compensation expense	38.3		0	38.3	0	0	38.3			38.3	0	0
Repurchase of LVB Acquisition, Inc. shares, in shares			(12,501)
Repurchase of LVB Acquisition, Inc. shares, value	(0.1)		0	(0.1)	0	0	(0.1)			(0.1)	0	0
Other, in shares			63,541
Other, value	0.5		0	0.5	0	0	0.5			0.5	0	0
Ending Balance at May. 31, 2013	$ 1,968.6		$ 5.5	$ 5,662.0	$ (3,693.0)	$ (5.9)	$ 1,968.6			$ 5,667.5	$ (3,693.0)	$ (5.9)
Ending Shares at May. 31, 2013	552,359,416		552,359,416				1,000		1,000

[1]	Certain amounts have been reclassified to conform to the current presentation. See Note 1 to the consolidated financial statements for a description of the reclassification.